UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund III

Quarterly portfolio holdings 10/31/15

Fund's investments	Preferred Income Fund III

As of 10-31-15 (unaudited)
	Shares	Value
Preferred securities 145.8% (96.9% of Total investments)		$884,121,526
(Cost $841,091,732)
Consumer staples 2.0%		12,285,000
Food and staples retailing 2.0%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S) (Z)	135,000	12,285,000
Energy 3.4%		20,710,200
Oil, gas and consumable fuels 3.4%
Kinder Morgan, Inc., 9.750% (I)	420,000	20,710,200
Financials 90.1%		546,506,261
Banks 44.1%
Bank of America Corp., 6.500%	89,000	2,342,480
Bank of America Corp., 6.625%	30,000	796,200
Barclays Bank PLC, Series 3, 7.100% (Z)	355,000	9,208,700
Barclays Bank PLC, Series 5, 8.125% (Z)	515,000	13,534,200
BB&T Corp., 5.200%	680,000	16,904,800
BB&T Corp., 5.625% (Z)	210,000	5,409,600
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR + 6.370%)	17,000	431,800
Citigroup, Inc., 5.800%	85,000	2,132,650
Citigroup, Inc., 6.875%	25,000	669,750
Citigroup, Inc., 7.125%	20,000	551,400
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%)	436,650	12,025,341
First Republic Bank, 7.000%	95,000	2,603,000
HSBC Holdings PLC, 8.000% (Z)	63,500	1,651,000
HSBC USA, Inc., 6.500% (Z)	135,000	3,458,700
ING Groep NV, 7.050% (Z)	445,000	11,712,400
ING Groep NV, 7.200%	765,000	20,073,600
JPMorgan Chase & Co., 5.500% (Z)	120,000	2,962,800
JPMorgan Chase & Co., 6.100%	105,000	2,657,550
JPMorgan Chase & Co., 6.125%	1,030,000	26,110,500
JPMorgan Chase & Co., 6.300%	125,000	3,256,250
JPMorgan Chase & Co., 6.700%	30,000	810,000
RBS Capital Funding Trust V, 5.900% (Z)	719,900	17,745,535
RBS Capital Funding Trust VI, 6.250% (Z)	320,000	8,073,600
Regions Financial Corp., 6.375% (Z)	83,505	2,171,130
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	901,000	22,245,690
Santander Holdings USA, Inc., Series C, 7.300% (Z)	463,000	11,945,400
The PNC Financial Services Group, Inc., 5.375%	40,000	1,014,800
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	210,000	5,848,500
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%) (Z)	160,000	4,288,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	888,000	25,734,240
Wells Fargo & Company, 6.000%	650,000	16,874,000
Wells Fargo & Company, 8.000% (Z)	374,000	10,490,700
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (Z)	50,000	1,407,000
Capital markets 18.8%
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	396,500	10,237,630
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	311,000	8,316,140
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	475,000	12,297,750
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	415,000	10,777,550
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	430,000	11,210,100
Morgan Stanley, 6.625%	170,000	4,549,200

2SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund III

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	95,000	$2,460,500
Morgan Stanley Capital Trust III, 6.250%	160,000	4,144,000
Morgan Stanley Capital Trust IV, 6.250% (Z)	845,000	21,758,750
Morgan Stanley Capital Trust V, 5.750%	95,000	2,418,700
State Street Corp., 5.250% (Z)	65,000	1,662,700
State Street Corp., 6.000% (Z)	795,000	20,550,750
The Bank of New York Mellon Corp., 5.200%	43,000	1,104,670
The Goldman Sachs Group, Inc., 5.950% (Z)	60,000	1,534,800
The Goldman Sachs Group, Inc., 6.125%	37,000	924,260
Consumer finance 4.5%
Capital One Financial Corp., 6.200%	289,250	7,477,113
Capital One Financial Corp., 6.700%	40,000	1,088,400
HSBC Finance Corp., Depositary Shares, Series B, 6.360%	635,000	16,103,600
Navient Corp., 6.000% (Z)	50,000	932,500
SLM Corp., Series A, 6.970% (Z)	44,899	1,957,596
Insurance 9.5%
Aegon NV, 6.375% (Z)	355,492	9,100,595
Aegon NV, 6.500% (Z)	330,000	8,593,200
Prudential Financial, Inc., 5.750% (Z)	150,000	3,897,000
Prudential PLC, 6.500% (Z)	130,700	3,467,471
RenaissanceRe Holdings, Ltd., Series C, 6.080%	15,000	380,850
The Phoenix Companies, Inc., 7.450%	574,500	12,334,515
W.R. Berkley Corp., 5.625% (Z)	805,000	20,060,600
Real estate investment trusts 13.1%
Kimco Realty Corp., 6.000% (Z)	955,000	24,639,000
Public Storage, 5.200%	255,000	6,301,050
Public Storage, 5.750%	439,500	11,299,545
Public Storage, 5.875%	30,000	781,800
Public Storage, 6.350% (Z)	220,000	5,702,400
Public Storage, Depositary Shares, Series Q, 6.500%	142,000	3,633,780
Senior Housing Properties Trust, 5.625% (Z)	875,000	21,603,750
Ventas Realty LP, 5.450%	215,000	5,684,600
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	80,000	378,080
Industrials 2.3%		13,697,250
Machinery 2.3%
Stanley Black & Decker, Inc., 5.750% (Z)	525,000	13,697,250
Telecommunication services 12.2%		73,989,675
Diversified telecommunication services 5.3%
Qwest Corp., 6.125%	20,000	497,600
Qwest Corp., 6.875% (Z)	65,000	1,677,000
Qwest Corp., 7.000% (Z)	60,000	1,567,200
Qwest Corp., 7.375% (Z)	777,500	20,067,275
Qwest Corp., 7.500%	174,500	4,571,900
Verizon Communications, Inc., 5.900% (Z)	148,000	3,966,400
Wireless telecommunication services 6.9%
Telephone & Data Systems, Inc., 6.875%	473,000	12,089,880
Telephone & Data Systems, Inc., 7.000%	415,000	10,624,000

SEE NOTES TO FUND'S INVESTMENTS3

Preferred Income Fund III

				Shares	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
	United States Cellular Corp., 6.950% (Z)			742,000	$18,928,420
Utilities 35.8%					216,933,140
Electric utilities 26.9%
	Duke Energy Corp., 5.125% (Z)			960,000	24,268,800
	Entergy Arkansas, Inc., 5.750% (Z)			105,100	2,653,775
	Entergy Louisiana LLC, 5.250% (Z)			240,000	6,122,400
	Entergy Louisiana LLC, 5.875% (Z)			312,625	7,918,791
	Entergy Louisiana LLC, 6.000% (Z)			242,038	6,157,689
	Entergy Mississippi, Inc., 6.000% (Z)			112,500	2,880,000
	Entergy Mississippi, Inc., 6.200% (Z)			156,706	4,022,643
	FPL Group Capital Trust I, 5.875% (Z)			295,000	7,608,050
	Gulf Power Company, 5.750% (Z)			140,000	3,610,600
	HECO Capital Trust III, 6.500%			228,100	5,841,641
	Interstate Power & Light Company, 5.100% (Z)			202,470	5,213,603
	NextEra Energy Capital Holdings, Inc., 5.125%			200,000	4,890,000
	NextEra Energy Capital Holdings, Inc., 5.700% (Z)			745,000	19,250,800
	PPL Capital Funding, Inc., 5.900%			1,124,024	28,482,768
	SCE Trust I, 5.625%			210,000	5,388,600
	SCE Trust II, 5.100% (Z)			636,000	15,575,640
	SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (Z)			120,000	3,342,000
	The Southern Company, 6.250%			380,000	10,032,000
Multi-utilities 8.9%
	BGE Capital Trust II, 6.200% (Z)			762,000	19,598,640
	DTE Energy Company, 5.250% (Z)			647,000	15,890,320
	DTE Energy Company, 6.500% (Z)			405,000	10,862,100
	Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (Z)			287,500	7,322,280
Common stocks 1.5% (1.0% of Total investments)					$9,231,300
(Cost $10,233,523)
Energy 1.1%					6,819,800
Oil, gas and consumable fuels 1.1%
	Royal Dutch Shell PLC, ADR, Class A			130,000	6,819,800
Utilities 0.4%					2,411,500
Multi-utilities 0.4%
CenterPoint Energy, Inc.				130,000	2,411,500
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 2.6% (1.7% of Total investments)					$15,408,000
(Cost $17,629,189)
Energy 1.5%					8,965,500
Oil, gas and consumable fuels 1.5%
Energy Transfer Partners LP (P)	3.318		11-01-66	12,900,000	8,965,500
Utilities 1.1%					6,442,500
Electric utilities 0.6%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q) (Z)	6.250		02-01-22	3,000,000	3,337,500
Multi-utilities 0.5%
Dominion Resources, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750		10-01-54	3,000,000	3,105,000

4SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund III

	Par value	Value
Short-term investments 0.7% (0.4% of Total investments)		$4,099,000
(Cost $4,099,000)
Repurchase agreement 0.7%		4,099,000
Repurchase Agreement with State Street Corp. dated 10-30-15 at 0.000% to be repurchased at $4,099,000 on 11-2-15, collateralized by $4,165,000 U.S. Treasury Notes, 0.875% due 8-15-17 (valued at $4,185,825, including interest)	4,099,000	4,099,000
Total investments (Cost $873,053,444)† 150.6%		$912,859,826
Other assets and liabilities, net (50.6%)		($306,566,591)
Total net assets 100.0%		$606,293,235

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-15 was $503,164,310.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $873,073,351. Net unrealized appreciation aggregated $39,786,475, of which $48,742,076 related to appreciated investment securities and $8,955,601 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 10-31-15:

United States	88.3%
Netherlands	6.2%
United Kingdom	5.5%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2015, by major security category or type:

	Total value at 10-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$12,285,000	—	$12,285,000	—
Energy	20,710,200	$20,710,200	—	—
Financials	546,506,261	546,506,261	—	—
Industrials	13,697,250	13,697,250	—	—
Telecommunication services	73,989,675	70,023,275	3,966,400	—
Utilities	216,933,140	209,610,860	7,322,280	—
Common stocks	9,231,300	9,231,300	—	—
Corporate bonds	15,408,000	—	15,408,000	—
Short-term investments	4,099,000	—	4,099,000	—
Total investments in securities	$912,859,826	$869,779,146	$43,080,680	—
Other financial instruments:
Futures	($118,351)	($118,351)	—	—
Interest rate swaps	($1,047,141)	—	($1,047,141)	—

Securities with market value of approximately $7,943,625 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments,

6

including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2015, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at October 31, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Dec 2015	($86,709,149)	($86,827,500)	($118,351)
						($118,351)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2015, the fund used interest rate swaps to manage against anticipated rate changes. The following table summarizes the interest rate swap contracts held as of October 31, 2015.

Counterparty	Notional Amount	Payments Made by Fund	Payments Received by Fund	Termination Date	Market Value
Morgan Stanley Capital Services	$72,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($728,962)
Morgan Stanley Capital Services	72,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	(318,179)
	$144,000,000				($1,047,141)

(a) At 10-31-15, the 3-month LIBOR rate was 0.3341%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P12Q1	10/15
This report is for the information of the shareholders of John Hancock Preferred Income Fund III.		12/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	December 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	December 17, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date:	December 17, 2015